Trade and other receivables - Analysis of the provision for impairment of trade receivables (Details) - Trade receivables - Accumulated impairment - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Beginning balance	£ 50	£ 61
Exchange differences		(1)
Additional provision	30	26
Receivables written off as uncollectable	(27)	(19)
Unused amounts reversed	(5)	(17)
Acquisition of companies and businesses	22
Ending balance	£ 70	£ 50